Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combinations [Abstract]
Business Combinations

Note 2. Business Combinations

2025 Acquisition (Successor)

The Company had one immaterial acquisition during the three months ended March 31, 2025.

2024 Acquisitions

Successor Period

On July 30, 2024, the Company completed the Acuren Acquisition and obtained control of ASP Acuren and, the Company concurrently changed its name to Acuren Corporation. The aggregate purchase price consideration transferred to the shareholders of ASP Acuren (the “Sellers”) totaled $1.88 billion, which included: i) a cash payment made at the Closing Date of $1.87 billion, of which $5.2 million was subsequently returned to the Buyers related to a net working capital adjustment and settlement between the Company and Sellers and recognized as a measurement period adjustment and ii) 0.4 million Acuren British Virgin Islands (“Acuren BVI”) Ordinary Shares of the Company with an estimated fair value of $4.0 million.

The Acuren Acquisition was accounted for under the acquisition method of accounting. The purchase price has been allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed based upon their estimated fair values, with the exception of deferred income tax assets acquired and liabilities assumed, contract assets and liabilities, certain lease related assets and liabilities, and indemnification assets. The Company expects to finalize the valuation and complete the purchase price allocations (principally in respect of deferred tax aspects) no later than one year from the Closing Date.

The following table summarizes the fair value consideration transferred and the estimated fair values of the assets acquired and liabilities assumed at the Closing Date:

Cash consideration	$1,871,642
Equity consideration	4,000
Total estimated consideration	$1,875,642
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	49,456
Accounts receivables, net	270,849
Prepaid and other current assets	9,302
Property, plant and equipment	199,760
Lease assets	27,530
Intangible assets	775,000
Other assets	13,674
Deferred tax assets	813
Accounts payable	(17,035)
Accrued expenses and other current liabilities	(76,446)
Deferred tax liabilities	(167,944)
Lease obligations	(54,900)
Other liabilities	(20,016)
Total identifiable net assets acquired	1,010,043
Goodwill	$865,599

Pursuant to the terms of the Merger Agreement, approximately $29.0 million of cash consideration was placed into escrow. The escrow accounts were established for purposes of satisfying any post-closing purchase price adjustments and related expenses as outlined under the Merger Agreement. The cash in the escrow account was distributed during the first quarter of 2025 when the Final Closing Statement (as defined in the Merger Agreement) was determined and settled between the Company and Sellers. Pursuant to the Final Closing Statement, $5.2 million was returned to the Buyers related to a net working capital settlement with the balance of the escrow account totaling $23.8 million being released to the Sellers.

Predecessor Period

In January 2024, the Company acquired a company for total consideration of $29.3 million in cash. The Company recorded $13.5 million of goodwill related to the acquisition.

The amount of revenue and operating loss from the January 2024 acquisition included in the Company’s unaudited condensed consolidated statement of operations and comprehensive income (loss) for the three month period ended March 31, 2024 was $1.5 million and $0.2 million, respectively.

Note 3. Business Combinations

Successor Period

On May 21, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which AAL Merger Sub, Inc., a wholly-owned subsidiary, merged with ASP Acuren resulting in ASP Acuren becoming a wholly owned subsidiary of the Company. In accordance with the terms of the Merger Agreement, on July 30, 2024, the Company completed the Acuren Acquisition and obtained control of ASP Acuren and, concurrently changed its name to Acuren Corporation.

The aggregate purchase price consideration transferred to the shareholders of ASP Acuren (the “Sellers”) totaled $1.88 billion, which included: i) a cash payment made at the Closing Date of $1.88 billion, of which $5.2 million was subsequently returned to the Buyers related to a net working capital adjustment and settlement between the company and Sellers and recognized as a measurement period adjustment and ii) 0.4 million Acuren British Virgin Islands (“Acuren BVI”) Ordinary Shares of the Company with an estimated fair value of $4.0 million. The Company funded the cash portion of the purchase price with a combination of $568.0 million cash on hand, a $775.0 million senior loan facility (see “Note 12. Debt”) and an aggregate of approximately $675.0 million of gross proceeds from PIPE Financing and Warrant Financing (defined below in “Note 4. Shareholders’ Equity”) inclusive of $4.0 million of non-cash rollover equity (see “Note 4. Shareholders’ Equity — 2024 Capital Raise”). In conjunction with the debt financing, the Company incurred $19.5 million in debt issuance costs that are amortized using the effective interest method over the life of the senior loan facility as well as debt issuance costs of $1.9 million related to the Revolving Credit Facility which will be amortized on a straight-line basis over the 5-year term of the Revolving Credit Facility. In conjunction with the PIPE Financing and Warrant financing, the Company incurred equity issuance costs of $3.7 million that were recorded as a reduction of equity.

The Acuren Acquisition was accounted for under the acquisition method of accounting. The purchase price has been allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed based upon their estimated fair values, with the exception of deferred income tax assets acquired and liabilities assumed, contract assets and liabilities, certain lease related assets and liabilities, and indemnification assets. During the fourth quarter of 2024, measurement period adjustments were recorded based on information obtained about facts and circumstances that existed as of the acquisition date and the purchase price allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed was finalized, including the allocation of goodwill to reporting units.

The excess of the purchase price over the fair value of the tangible and intangible net assets acquired and liabilities assumed has been recorded as goodwill. The Acuren Acquisition resulted in recorded goodwill as a result of a higher consideration multiple paid relative to prior similar acquisitions driven by maturity and quality of the operations and industry, including workforce, and how the Company expects to leverage this business within the public capital markets to create additional value for its shareholders. The Company has assigned goodwill amounts of approximately $352.4 million and $513.2 million to the United States and Canada segments, respectively. Goodwill is not expected to be to be deductible for tax purposes.

The Company expects to finalize the valuation and complete the purchase price allocations (principally in respect of deferred tax aspects) no later than one year from the acquisition date. The following table summarizes the fair value consideration transferred and the estimated fair values of the assets acquired and liabilities assumed at the date of the Acuren Acquisition:

Cash consideration	$1,871,642
Equity consideration	4,000
Total estimated consideration	$1,875,642
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	49,456
Accounts receivables, net	270,849
Prepaid and other current assets	9,302
Property, plant and equipment, net	199,760
Lease assets	27,530
Intangible assets, net	775,000
Other assets	13,674
Deferred tax asset	813
Accounts payable	(17,035)
Accrued expenses and other current liabilities	(76,446)
Deferred tax liability	(167,944)
Lease obligations	(54,900)
Other liabilities	(20,016)
Total identifiable net assets	1,010,043
Goodwill	$865,599

As of the acquisition date, the Company made a measurement period adjustment of $1.9 million to trade receivables based on evaluation of collectability. Additionally, the deferred tax liability amount has been reduced by $23.4 million to reflect an overstated step-up in the estimated value for property, plant and equipment acquired.

As part of the purchase price allocation, the Company determined the identifiable intangible assets included customer relationships, tradenames and trademarks, and technology. The fair value of the customer relationships and tradenames and trademarks was estimated using variations of the income approach. Specifically, the multi-period excess earnings method was utilized to estimate the fair value of the customer relationships and the relief from royalty method was utilized to estimate the fair value of the tradenames and trademarks. The customer relationships intangible asset pertains to ASP Acuren’s non-contractual relationships with its customers. Tradenames and trademarks relate to the individual acquired subsidiaries’ names and overall consolidated group name and related industry recognition. The cash flow projections were discounted using rates ranging from 10.7% to 11.0%. The cash flows were based on estimates used to price the transaction, including market participant considerations. The discount rates applied to the cash flows were benchmarked with reference to the implied rate of return from the transaction model and the weighted average cost of capital. The fair value of existing technology was estimated under the replacement cost approach, which is based on the cost of a market participant to reconstruct a new asset with equivalent utility. Technology represents ASP Acuren’s advanced inspection technology.

The following table summarizes the fair value of the identifiable intangible assets:

Customer relationships	$670,000
Tradenames and trademarks	100,000
Technology	5,000
Total intangible assets	$775,000

The estimated useful lives over which the intangible assets will be amortized are as follows: customer relationships (15 years), tradenames and trademarks (15 years), and technology (5 years).

The fair value of property, plant and equipment was estimated using the cost approach. The cost approach is based on the estimated amount that currently would be required to replace the service capacity of the asset. The estimated amount is based on the cost to a market participant to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

Pursuant to the terms of the Merger Agreement, approximately $29.0 million of cash consideration was placed into escrow. The escrow accounts were established for purposes of satisfying any post-closing purchase price adjustments and related expenses as outlined under the Merger Agreement. The escrow account expired during the first quarter of 2025 when the Final Closing Statement (as defined in the Merger Agreement) was determined and settled between the Company and Sellers. Pursuant to the Final Closing Statement, $5.2 million was returned to the Buyers related to a net working capital settlement and adjustment with the balance of the escrow account totaling $23.8 million being released to the Sellers.

In conjunction with a previous acquisition, ASP Acuren was indemnified for certain uncertain tax positions through a funded indemnity escrow account and recognized a liability for an uncertain tax position as well as an indemnification asset as the amount was deemed realizable. In conjunction with the Acuren Acquisition, the Company recognized a liability for an uncertain tax position and an indemnification asset of $12.8 million, which is recorded as a component of other liabilities and other assets, respectively. During the fourth quarter of the Successor period ended December 31, 2024 the Company released $8.4 million of the liability and indemnification asset pursuant to the terms of the previous acquisition agreement.

In conjunction with the Acuren Acquisition, the Company incurred approximately $14.0 million of transaction expenses prior to the closing. These costs were expensed as incurred and recognized in the income statement of Admiral Acquisition Limited prior to the business combination. Since the Predecessor period for purposes of these financial statements was deemed to be the historical results of ASP Acuren, these transaction costs are not presented in the consolidated statement of comprehensive income (loss) for the Predecessor periods. However, these transaction costs are reflected in the Company’s accumulated deficit balance as of July 30, 2024 (Successor). For the period from July 30, 2024 through December 31, 2024 (Successor), the Company incurred approximately $36.0 million of transaction costs in conjunction with or subsequent to the closing of the Acuren Acquisition which were expensed as incurred and included an investment banking success fee in the amount of $11.6 million that was contingent upon the successful closing of the Acuren Acquisition.

For the period from January 1, 2024 through July 29, 2024 (Predecessor), ASP Acuren incurred pre-acquisition transaction costs of approximately $5.2 million of legal and advisory costs recognized in transaction costs in the Predecessor consolidated statement of operations and other comprehensive income (loss). In addition to the transaction costs that were expensed, ASP Acuren incurred and paid investment banking success fees totaling approximately $40.4 million. These fees were contingent upon the successful completion of the Acuren Acquisition and did not include any future service requirements. As such, these costs are presented “on the line” and are not reflected in either Predecessor or Successor consolidated statements of operations and other comprehensive income (loss). “On the line” describes those expenses triggered by the consummation of a business combination that were incurred by the acquiree, that are not recognized in the results of operations of either the Predecessor or Successor as they are not directly attributable to either period but instead were contingent on the business combination.

As a result of a change in control provision for acquiree stock-based awards, certain unvested stock-based awards immediately vested in conjunction with the Acuren Acquisition, resulting in the immediate recognition of compensation expense of approximately $27.8 million (see “Note 17. Share-based Compensation”). As such, both of these costs are presented “on the line” and are not reflected in either Predecessor or Successor consolidated statements of operations and other comprehensive income (loss).

In connection with the Acuren Acquisition, ASP Acuren repaid its existing credit facilities and recognized a loss related to the extinguishment of its existing credit facilities, including the write-off of unamortized borrowing costs, of $9.1 million, which is presented as loss on extinguishment of debt in the Predecessor consolidated statement of operations and other comprehensive income (loss) for the period from January 1, 2024 to July 29, 2024.

The results of operations for ASP Acuren are included in the consolidated financial statements of the Company from the date of the Acuren Acquisition. Total revenues of approximately $463.5 million presented in the Successor consolidated financial statements for the period July 30, 2024 through December 31, 2024 is attributable to ASP Acuren, of which approximately $267.1 million and $197.5 million relate to the Company’s United States and Canada reportable segments, respectively.

The following unaudited pro forma consolidated financial information reflects the results of operations of the Company for the year ended December 31, 2024 (Successor) and 2023 (Predecessor) as if the Acuren Acquisition and related financing had occurred as of January 1, 2023, after giving effect to certain purchase accounting and financing adjustments. These amounts are based on financial information of ASP Acuren and is not necessarily indicative of what Company’s operating results would have been had the Acuren Acquisition and related financing taken place on January 1, 2023.

	Successor December 31, 2024	Predecessor December 31, 2023
Net revenue	$1,097,393	$1,050,057
Net loss	(26,075)	(155,315)

Successor and Predecessor periods have been combined in the pro forma results for the year ended December 31, 2024 with pro forma adjustments to adjust for the different basis in accounting between the Successor and the Predecessor. Pro forma adjustments to give effect as of January 1, 2023 include additional depreciation and amortization expense related to the fair value of acquired property and equipment and intangible assets, interest expense under the Company’s $775 million senior loan facility, adjustments for interest and investment income on cash and cash equivalents and investments in marketable securities held by the Company for the year ended December 31, 2024 and 2023 related to the initial IPO proceeds generated and invested until the completion of the Acuren Acquisition, and the proceeds used to complete the Acuren Acquisition concurrently. Further adjustments assume income taxes for the Predecessor and Successor periods were based on a blended U.S. federal and state statutory rate. Total transaction costs of $5.2 million (Predecessor) and $36.0 million (Successor), which were expensed and have been included as a component of selling, general and administrative expenses, were reflected as if the transaction occurred as of January 1, 2023.

Predecessor Period

2024 Acquisitions

From January 1, 2024 through July 29, 2024, the Company acquired three businesses for total aggregate consideration of $47.6 million in cash. The Company recorded an aggregate of $20.8 million of goodwill related to these acquisitions ($14.8 million assigned to the Canadian reporting unit and $6.0 million assigned to the U.S. reporting unit).

2023 Acquisitions

During the year ended December 31, 2023 the Company acquired one business for total consideration of $6.0 million of cash. The Company recorded $2.6 million of goodwill, all of which was assigned to the U.S. reporting unit.

2022 Acquisitions

During the year ended December 31, 2022 the Company acquired two businesses for total consideration of $45.5 million in cash. One acquisition was accounted for as a bargain purchase and as a result, the Company recognized a gain of $12.5 million associated with the acquisition in other income, net on the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2022. The Company believes the bargain purchase gain was primarily the result of the sellers’ desire to exit quickly due to a slowdown in their business and lingering uncertainty in the business surrounding the COVID-19 pandemic, as well as uncertainty around certain of Versa’s tax positions that were not resolved until the sale was completed. Further, with the Company’s existing infrastructure, scale and expertise, the Company believes it has access to the necessary synergies to allow necessary operational improvements to be implemented more efficiently than the seller. The Company recorded $2.0 million of goodwill for the other acquisition. All of this goodwill was assigned to the Canadian reporting unit.

Each acquisition was accounted for under the acquisition method of accounting, with the purchase price allocated based on the fair value to the individual assets acquired and liabilities assumed. The fair value of property, plant and equipment was determined by using the cost approach. The cost approach is based on the amount that currently would be required to replace the service capacity of the asset. The amount is based on the cost to a market participant to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence. The Company engages third-party valuation specialists to assist with preparation of critical assumptions and calculations of the fair value of acquired tangible and intangible assets in connection with significant acquisitions.

As part of the acquisitions, the Company identified intangible assets consisting of customer relationships and tradenames. The fair values of the acquired customer relationships intangible assets were determined using the income approach. Specifically, the Company used the multi-period excess earning method to estimate the fair value of customer relationships, which utilized the following significant assumptions and inputs: projected financial information, probability of renewal, contributory asset charges, income tax rates, depreciation, and discount rates, resulting in a non-recurring Level 3 fair value measurement. The fair value of the tradename intangible assets was estimated using the relief from royalty method. The relief from royalty method assumes that, in lieu of ownership, a firm would be willing to pay a royalty in order to exploit the related benefits of this asset class. Intangibles acquired in these acquisitions during the period ended July 29, 2024 and the year ended December 31, 2023 were estimated to be $22.2 million and $2.3 million, respectively.

Goodwill is attributable to the workforce of the acquired businesses, the complementary strategic fit and resulting synergies these businesses bring to existing operations, and the opportunities in new markets expected to be achieved from the expanded platform. For the period from January 1, 2024 through July 29, 2024 and for the years ended December 31, 2023 and 2022, goodwill resulting from business acquisitions during those respective periods totaling $1.4 million and $2.6 million, respectively, is deductible for income tax purposes.

The amounts of revenue and operating income (loss) from Predecessor period acquisitions included in the Company’s consolidated statement of operations and comprehensive income (loss) for the period from July 30 to December 31, 2024 (Successor), and January 1 to July 29, 2024 (Predecessor) and the years ended December 31, 2023 and 2022 (Predecessor), are as follows:

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Revenue	$11,820	$10,840	$1,438	$17,618
Operating income (loss)	1,173	1,040	421	(3,509)